Offerings	Jan. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value per share, not subject to outstanding options
Amount Registered | shares	2,545,629
Proposed Maximum Offering Price per Unit	5.24
Maximum Aggregate Offering Price	$ 13,339,095.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,842.13
Offering Note	(1a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional common shares of the registrant, no par value per share (the "Common Shares") that become issuable with respect to the securities identified in the above table under the registrant's Amended and Restated Stock Option Plan (the "Option Plan") by reason of any share dividend, share split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of outstanding Common Shares. (1b) Represents Common Shares reserved for issuance pursuant to future awards under the Option Plan. (1c) Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of US$5.24 per share, which is the average of the high and low prices for the Common Shares of the registrant on January 21, 2026, as quoted on the Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value per share, subject to outstanding options
Amount Registered | shares	8,776,900
Proposed Maximum Offering Price per Unit	1.68
Maximum Aggregate Offering Price	$ 14,745,192.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,036.31
Offering Note	(2a) Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional Common Shares that become issuable with respect to the securities identified in the above table under the registrant's Option Plan by reason of any share dividend, share split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of outstanding Common Shares. (2b) Represents Common Shares reserved for issuance pursuant to stock options outstanding under the Option Plan as of the date of this Registration Statement. (2c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of CAD2.3191 per share, which is the weighted-average exercise price of options to purchase Common Shares outstanding under the Option Plan as of the date of this Registration Statement. The U.S. dollar equivalent of the maximum aggregate offering price per share has been calculated using an exchange rate as of January 21, 2026, as announced by Bank of Canada.